Additional Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2024
Additional Information: Condensed Financial Statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
27.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2024.

Condensed statements of comprehensive income/(loss) of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2022	2023	2024
Operating expenses	(4,289)	(3,919)	(1,910)
Loss before income tax	(4,472)	(3,284)	(2,002)
(Loss)/income from subsidiaries and former VIEs	(15,381)	6,095	6,560
Net (loss)/income	(19,853)	2,811	4,558

Condensed balance sheets of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2023	2024
Cash and cash equivalents	107	1,072
Amounts due from subsidiaries	127,282	126,329
Others	15	19
Total assets	127,404	127,420

Accounts payable, accrued expenses and other liabilities	58	295
Deficit in subsidiaries	106,746	101,966
Others	146	87
Amounts due to subsidiaries	3,633	4,232
Total liabilities	110,583	106,580
Total shareholders’ equity	16,821	20,840

Condensed statement of cash flows of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2022	2023	2024
Cash flows from operating activities
Net cash used in operating activities	(3,355)	(605)	(435)
Cash flows from investing activities
Intercompany fund transfers	—	200	1,400
Net cash generated from investing activities	—	200	1,400
Cash flows from financing activities
Proceeds from exercise of share options	—	49	—
Proceeds from issuance of convertible bonds	4,735	—	—
Redemption of convertible bonds	(1,050)	—	—
Net cash generated from financing activities	3,685	49	—
Increase/(decrease) in cash and cash equivalents	330	(356)	965
Cash and cash equivalents at beginning of year	133	463	107
Cash and cash equivalents at end of year	463	107	1,072